SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE   3 -   SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of consolidation

(1)	General

The consolidated financial statements incorporate the financial statements of the Company and an entity controlled by the Company (its subsidiary).
Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns. Substantive rights held by the Group and others are taken into account when assessing control.

Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the other members of the Group.

All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Transactions with non-controlling interests while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non-controlling interests is included in the owners’ share in equity of the Company directly in retained earnings.

(2)	Non-controlling interest

Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company and they include additional components such as: the equity component of convertible debentures of subsidiaries, share-based payments that will be settled with equity instruments of subsidiaries and share options of subsidiaries.

b.	Cash and cash equivalents

Cash and cash equivalents include all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of investment.

c.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation.

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value.

The cost of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to the Group and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

Depreciation is calculated at annual rates as follows:

%

Equipment, computers and systems	33
Leasehold improvements	The shorter of the lease term and the useful life
Lab Equipment	20
Office furniture	20

d.	Long term restricted deposits

Long-term restricted deposits are deposits which are expected to be restricted for more than a year, as of the date of the statement of financial position.

e.	Financial liabilities and equity instruments issued by the Company:

(1)	Classification as a financial liability or an equity instrument

Non-derivative financial instruments are classified as either financial liabilities or as equity instruments in accordance with the substance of the contractual arrangement.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the amount of the proceeds received, net of direct issuing costs.

(2)
Other financial liabilities

Other financial liabilities (credit, loans and accounts payable) are initially measured at fair value, net of transaction costs. Subsequent to the initial recognition loans are measured at amortized cost using the effective interest method.  The value of these financial liabilities is not materially different than their fair value other than the loans received from certain of the Company’s Shareholders. These loans were initially recorded at fair value and the remaining amount of cash received was classified as an equity instrument reflecting the favorable terms of these loans. Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

f.	Leasing of real estate by the Company

Payments made under operating leases are recognized in the statement of income on a straight-line basis over the term of the lease.

g.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation, and it is probable that an outflow of economic benefits, which can be estimated reliably, will be used to settle the obligation.

The amount recognized as a provision, reflects management's best estimate of the amount required in order to settle the obligation on the balance sheet date, whilst taking into account the risks and uncertainties connected with the obligation. When the provision is measured using the forecasted cash flows in order to settle the liability, the book value of the provision is the present value of the forecasted cash flows.

h.	Share-based payments

Share-based payments to employees, directors and others that provide similar services, which are settled in equity instruments of the Group, are measured at fair value on the grant date. On the grant date, the Company measures the fair value of the granted equity instruments by using the Black and Scholes model.

If the equity instruments granted to them have not vested until these employees and directors have completed a defined period of service, have met performance conditions or defined market conditions are met, the Company recognizes the share-based payment transactions in its financial statements over the vesting period against an increase in its shareholders' equity, under "Capital reserves" in respect of share based payments.

At each balance sheet date, the Company estimates the number of equity instruments that are expected to vest. Any change in the estimate relative to previous periods is recognized in the income statement over the remaining vesting period.

i.	Taxes on income

In view of losses for tax purposes accrued by the Company and given the fact that as of the reporting date there was no certainty as to the realization of these losses in the foreseeable future, the Company recognized deferred tax asset in respect of carry-forward losses only to the extent of deferred tax liability, see note 12.

j.	Employee benefits:

(1)	Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

(2)	Short-term employee benefits

Short-term employee benefits include wages, vacation days, sick leave, recreation and deposits with the National Insurance Institute of Israel, which are paid within approximately one year of the period in which the employee provides the related service. These benefits are recognized as an expense upon the provision of services.

k.	Research and development expenditures

Research expenditures are recognized in the consolidated statements of comprehensive loss when incurred.

An intangible asset arising from development or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development.
Research expenditures are recognized in the consolidated statements of comprehensive loss when incurred.

As the Company does not meet the criteria aforementioned, development expenditures are recognized in the consolidated statements of comprehensive loss when incurred

l.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Group is entitled to receive them. Grants that compensate the Group for expenses incurred are presented as a deduction from the corresponding expense.

Grants from the OCS in respect of research and development projects are accounted for as forgivable loans according to IAS 20. Grants received from the OCS are recognized as a liability according to their fair value on the date of their receipt, unless on that date it is reasonably certain that the amount received will not be refunded. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses.

m.	Loss per share

The Company presents basic and diluted loss per share data for its ordinary shares. Basic loss per share is calculated by dividing the loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is determined by adjusting the loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees and others (See note 15).

n.	Discontinued operations

A discontinued operation is a component of the Group’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale or distribution, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative income statement is restated as if the operation had been discontinued from the start of the earliest comparative period.

o.	Transactions with controlling shareholder

Assets and liabilities included in a transaction with a controlling shareholder are measured at fair value on the date of the transaction. As the transaction is on the equity level, the Company includes the difference between the fair value and the consideration from the transaction in its equity.

p.	Exchange rates and linkage basis:

(1)	Balances in or linked to foreign currency are presented according to the representative exchange rate published by the Bank of Israel at the balance sheet date.

(2)	Balances linked to the CPI are presented according to the CPI for the last month of the reporting period.

(3)	Data in respect of changes in the CPI and the dollar's exchange rate are as presented as follows:

	The dollar	CPI in Israel
	Exchange rate	Actual CPI	Known CPI
	(NIS to 1 $)	Points	Points
Date of the financial statements
As of December 31, 2017	3.467	113.05	112.93
As of December 31, 2016	3.845	112.6	112.6

Rate of change	Change in %
For the year ended December 31, 2017	(9.83)	0.40	0.30
For the year ended December 31, 2016	(1.46)	(0.20)	(0.30)
For the year ended December 31, 2015	0.33	(1.0)	(1.1)

q. New standards and interpretations not yet adopted:

Standard/interpretation/ amendment	The requirements of the publication	Effective date and transitional provisions	Expected effects
IFRS 9(2014),Financial Instruments
IFRS 9 (2014) replaces the current guidance in IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 (2014) includes revised guidance on the classification and measurement of financial instruments, a new ‘expected credit loss’ model for calculating impairment for most financial assets, and new guidance and requirements with respect to hedge accounting.

		IFRS 9 (2014) is effective for annual periods beginning on or after January 1, 2018 with early adoption being permitted.	The Group is still examining the effects of applying IFRS 9 (2014) on the financial statements.

IFRS 16, Leases
IFRS 16 replaces IAS 17, Leases and its  related interpretations. For lessees, the standard presents a unified model for the accounting treatment of most  leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements.
		IFRS 16 is applicable for annual periods as of January 1, 2019, with the possibility of early adoption, so long as the company has also early adopted IFRS 15, Revenue from Contracts with Customers.	The Group is still examining the effects of applying IFRS 16, on the financial statements.